Unaudited Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 1,735,094	$ 989,888
Accounts receivable	0	1,916
Inventory	45,217	23,771
Prepaid expenses	15,685	2,778
Deposits	7,590	7,590
Total Current Assets	1,803,586	1,025,943
Other Assets:
Equipment (net of $57,924 and $51,485 depreciation, respectively)	13,482	19,531
Patents (net of $58,918 amortization and $556,120 impairment)	0	0
Total Other Assets	13,482	19,531
TOTAL ASSETS	1,817,068	1,045,474
Current Liabilities:
Notes payable	330,000	820,454
Notes payable - related party	143,661	143,661
Accounts payable & accrued expenses	103,190	62,870
Interest payable	58,712	24,320
Total Current Liabilities	635,563	1,051,305
Long-Term Liabilities:
Long-term portion of notes payable	2,054,215	949,006
Total Long-Term Liabilities	2,054,215	949,006
TOTAL LIABILITIES	2,689,778	2,000,311
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' DEFICIT
Preferred Stock, Series B $0.10 par value per share; Authorized 1,000,000 shares; Issued and outstanding 1,000,000 shares	100,000	100,000
Common Stock, $0.001 par value per share; Authorized 3,000,000,000 Shares; Issued and outstanding 486,093,265 and 346,419,296 March 31, 2021 and December 31, 2020, respectively	486,092	346,418
Capital paid in excess of par value	27,835,741	18,820,343
Accumulated comprehensive income	(11,636)	(2,871)
Accumulated (Deficit)	(29,282,907)	(20,218,727)
TOTAL SHAREHOLDERS' DEFICIT	(872,710)	(954,837)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 1,817,068	$ 1,045,474